SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT	12 Months Ended
Dec. 31, 2022
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
12.	SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT

	2021	2022
	RMB (in millions)
Short-term bank borrowings and current portion of long-term loan (Note 17)	39,113	28,398
Exchangeable Senior Notes (Note 17)	—	4,204
Securitization debt	270	72
2022 Notes (Note 17)	324	—
2022 Booking Note (Note 17)	159	—

Total	39,866	32,674

As of December 31, 2022, the Company
has recorded

short-term bank borrowings of RMB28.4 billion (US$4.1 billion) in the
aggregate, of which RMB5.0 billion (US$0.7 billion) were collateralized by short-term and long-term investments of RMB4.6 billion (US$0.7 billion). The weighted average interest rate for the outstanding borrowings was approximately 2.90%.
The short-term borrowings contain covenants including, among others, those related to certain financial metrics, liens, consolidation, merger and sale of the Company’s assets. The Company is in compliance with all of the loan covenants as of December 31, 2021 and 2022.
As of December 31, 2022, RMB4.2 billion of Exchangeable Senior Notes are reclassified as short-term debt because the holders had a non-contingent option to require the Company to repurchase for cash all or any portion of their Exchangeable Senior Notes on July 1, 2023.
As of December 31, 2022, securitization debt represents the revolving debt securities which are collateralized by the receivables related to financial services. The revolving debt securities have the term of less than
12
months with the annual interest rate from
3.90
% to
6.00
%.
As of December 31, 2021, RMB324 million of 2022 Notes are reclassified as short-term debt because the 2022 Notes holders had a non-contingent
option to require the Company to repurchase for cash all or any portion of their 2022 Notes on September 15, 2022. In 2022, the 2022 Notes with principal amount of US$51 million (RMB363 million) have all been redeemed for cash.
As of December 31, 2021, RMB159 million of 2022 Booking Note are reclassified as short-term debt because the 2022 Booking Note holders had a non-contingent
option to require the Company to repurchase for cash all or any portion of their 2022 Booking Note on September 15, 2022. In 2022, the 2022 Booking Note with principal amount of US$25 million (RMB178 million) have all been redeemed for cash.